Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Expenses

Income tax expenses (benefit) for the years ended December 31, 2025, 2024 and 2023 are summarized as follows:

	For Year Ended December 31,
	2025	2024	2023
Current:
Provision for CIT	$201,299	$1,010,951	$1,599,668

Deferred:
Provision for CIT	3,735,568	(6,140,342)	203,236

Income tax expense (benefit)	$3,936,867	$(5,129,391)	$1,802,904

Schedule of Provision for Income Taxes

The reconciliation of taxes at the PRC statutory rate (25% in 2025, 2024 and 2023) to our provision for income taxes for the years ended December 31, 2025, 2024 and 2023 was as follows:

	For Year Ended December 31,
	2025	2024	2023
Expected taxation at PRC statutory tax rate	$(22,908,269)	$(14,019,992)	$1,885,374
Effect of differing tax rates in different jurisdictions	3,283,244	1,747,697	650,434
Effect of PRC preferential tax rates	1,362,896	824,614	(2,471,114)
Non-taxable income	(1,098,429)	(1,099,545)	(898,290)
Non-deductible expenses	5,053,876	4,276,153	3,830,387
Research and development super-deduction	(1,339,244)	(1,607,398)	(1,516,020)
(Over) Under-accrued EIT for previous years	(6,568)	62,068	(431)
Addition to valuation allowance	21,469,264	3,882,744	467,366
Foreign tax credit	-	-	(70,708)
Other (including intercompany transaction )	(1,879,903)	804,268	(74,094)
Income tax expense (benefit)	$3,936,867	$(5,129,391)	$1,802,904

Schedule of Net Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets and liabilities as of December 31, 2025 and December 31, 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Accruals and reserves	$22,361,936	$13,782,051
Loss carried forward	20,426,149	11,297,569
Total deferred tax assets	42,788,085	25,079,620
Deferred tax liabilities:
Expense	(38,636)	(71,292)
Tangible	(185,776)	(158,057)
Intangible	(44,845)	(559,210)
Revenue	(1,866,054)	(1,443,197)
Total deferred tax liability	(2,135,311)	(2,231,756)
Net deferred tax assets (liabilities)	$40,652,774	$22,847,864
less：valuation allowance	(38,747,727)	(16,875,904)
Net deferred tax assets(liabilities), net of valuation allowance	$1,905,047	$5,971,960

Schedule of Income (Loss) Before Income Taxes from PRC and Non-PRC Sources

Income (loss) before income taxes from PRC and non-PRC sources for the years ended December 31, 2025, 2024 and 2023 are summarized as follows:

	For Year Ended December 31,
	2025	2024	2023
Income (loss) before income taxes consists of:
PRC	$(15,446,679)	$(8,358,084)	$23,550,796
Non-PRC	(76,186,396)	(47,721,653)	(20,078,125)
Total	$(91,633,075)	$(56,079,737)	$3,472,671

Schedule of Net Change in the Valuation Allowance of Deferred Tax Assets

Net changes in the valuation allowance of deferred tax assets are summarized as follows:

Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2024	$16,875,904
Additions-change to tax expense	21,469,264
Prior year true up	(321,208)
Exchange rate difference	723,767
Balance at December 31, 2025	$38,747,727

Schedule of Income Tax Expense

The combined effects of income tax expense exemptions and reductions available to the Company for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
Tax benefit (holiday) credit	$1,721,230	$2,401,349	$2,421,539
Basic net income per share effect	$0.02	$0.03	$0.03